COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Comprehensive Income [Abstract]
Net income	$ 410	$ 116	$ 1,285	$ 1,099
Other Comprehensive (Income) Loss Net Of Tax [Abstract]
Currency translation adjustment	60	212	(286)	897
Unrealized (gain) loss from derivative financial instruments, net	(11)	7	510	(102)
Unrealized loss from available-for-sale securities, net	84	27	349	2
Unrealized (gain) loss on defined benefit plans	(4)	5	(4)	1
Total other comprehensive loss	129	251	569	798
Total Comprehensive Income (loss)	281	(135)	716	301
Comprehensive income attributable to the non controlling interests	31	11	165	11
Comprehensive income (loss) attributable to Teva	$ 250	$ (146)	$ 551	$ 290